REPORTABLE SEGMENTS (Details Textual)	12 Months Ended
Dec. 31, 2021 bbl
URUGUAY
Disclosure Of Reportable Segments [Line Items]
Area of Property	50.00%
Pulp [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	4
Osb [Member] | Sonae Arauco Production Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	460,000
Osb [Member] | Arauco Total Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	230,000
Pb [Member] | Sonae Arauco Production Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	2,400,000
Pb [Member] | Arauco Total Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	4,500,000
Sawn lumber [Member] | Sonae Arauco Production Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	70,000
Wood products [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	7,600,000
Description of percentage of customers for the product	Arauco has no customers representing 10% or more of its revenues.
Sawn Wood [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	3,000,000.0
Mdf [Member] | Sonae Arauco Production Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	1,500,000
Mdf [Member] | Arauco Total Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	4,300,000